Accrued Expenses	9 Months Ended
Sep. 30, 2025
Accrued Expenses [Abstract]
Accrued Expenses

6. Accrued Expenses

Accrued expenses consisted of the following:

	September 30,	December 31,
	2025	2024
Accrued excise tax	$2,008	$2,248
Dividends payable	2,626	691
Accrued payroll	565	204
Accrued other	665	570
Accrued expenses	$5,864	$3,713